Equity	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Equity
28.	Equity
Ordinary shares and ‘A’ Ordinary shares
The movement of number of shares and share capital is as follows:

	Year ended March 31,						Year ended March 31,
	2023						2022						2021
	Ordinary shares			‘A’ Ordinary shares			Ordinary shares			‘A’ Ordinary shares			Ordinary shares			‘A’ Ordinary shares
	No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)
Shares at the beginning	3,320,662,007	Rs.	6,641.8	508,502,896	Rs.	1,017.0	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0	3,088,973,894	Rs.	6,178.4	508,502,896	Rs.	1,017.0
Shares issued on exercise of stock options by employees	682,318		1.4	—		—	354,242		0.7	—		—	—		—	—		—
Shares issued under Preferential allotment (refer note below)	—		—	—		—	—		—	—		—	231,333,871		462.7	—		—
Allotment of shares held in abeyance #	—		—	—		—	—		—	—		—	—		—	—		—

Shares at the end	3,321,344,325	Rs.	6,643.2	508,502,896	Rs.	1,017.0	3,320,662,007	Rs.	6,641.8	508,502,896	Rs.	1,017.0	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0

		US$	80.8		US$	12.4

#	Out of shares held in abeyance - Rights issue of 2001, 2008 and 2015.
Note:
During the year ended March 31, 2021, on exercise of options by Tata Sons Pvt Ltd and on receipt of the balance subscription money of Rs.
26,025.1
million, the

Company has fully converted 23,13,33,871 convertible warrants into Ordinary Shares. As at March 31, 2022 the Company has fully utilised amount towards repayment of debt, and other general corporate purposes of the Company.
The entitlements to 492,559 Ordinary shares of Rs.2 each (shares as at March 31, 2022 and March 31, 2021: 492,559 Ordinary shares of Rs.2 each) and 233,214 ‘A’ Ordinary shares of Rs.2 each (shares as at March 31, 2022 and March 31, 2021: 233,214 ‘A’ Ordinary shares of Rs.2 each) are subject matter of various suits filed in the courts / forums by third parties for which final order is awaited and hence kept in abeyance.

Authorized share capital
Authorized share capital includes 4,000,000,000 Ordinary shares of Rs.2 each as at March 31, 2023 (4,000,000,000 Ordinary shares and 4,000,000,000 Ordinary shares of Rs.2 each as at March 31,2022 and 2021 ), 1,000,000,000 ‘A’ Ordinary shares of Rs.2 each as at March 31, 2023 (1,000,000,000 ‘A’ Ordinary shares of Rs.2 each as at March 31,2022 and 2021) and 300,000,000 convertible cumulative preference shares of Rs.100 each as at March 31, 2023 (300,000,000 convertible cumulative preference shares of Rs.100 each as at March 31, 2022 and 2021).
Issued and subscribed share capital
Shares issued includes partly paid up shares of 570 Ordinary shares of Rs.2 each as at March 31, 2023, 2022 and 2021, respectively.
Ordinary shares and ‘A’ Ordinary shares:

•
The Company has two classes of shares – the Ordinary shares and the ‘A’ Ordinary shares both of Rs.2 each (together referred to as shares). In respect of every Ordinary share (whether fully or partly paid), voting rights shall be in the same proportion as the capital paid up on such Ordinary share bears to the total paid up Ordinary share capital of the Company. In case of every ‘A’ Ordinary share, if any resolution is put to vote on a poll or by postal ballot at any general meeting of shareholders, the holder shall be entitled to one vote for every ten ‘A’ Ordinary shares held as per the terms of its issue and if a resolution is put to vote on a show of hands, the holders of ‘A’ Ordinary shares shall be entitled to the same number of votes as available to holders of Ordinary shares.

•
Under the provisions of the revised Indian Listing Agreement with domestic Indian Stock Exchanges, every listed company is required to provide its shareholders with the facility to exercise their right to vote, by electronic means, either at a general meeting of the Company or by means of a postal ballot.

•
The dividend proposed by Tata Motors Limited’s Board of Directors is subject to the approval of the shareholders in the ensuing Annual General Meeting. Further, the Board of Directors may also announce an interim dividend which would need to be confirmed by the shareholders at the forthcoming Annual General Meeting. The holders of ‘A’ Ordinary shares shall be entitled to receive dividend for each financial year at five percentage point more than the aggregate rate of dividend declared on Ordinary shares for that financial year.

•	In the event of liquidation, the shareholders are eligible to receive the remaining assets of the Company after distribution of all preferential amounts, in proportion to their shareholdings.
American Depositary Shares (ADSs) and Global Depositary Shares (GDSs):
The Company notified the New York Stock Exchange (the “NYSE”) on November 9, 2022 of its intent to: (i) voluntarily delist its American Depositary Shares (the “ADSs”), each representing five (5) Ordinary Shares of the Company, par value of Rs.2 per share (the “Ordinary Shares”), from the NYSE; (ii) deregister such ADSs, its Ordinary Shares underlying such ADSs, and its ‘A’ Ordinary Shares, par value of Rs.2 per share, issued in connection with the 2015 rights offering by the Company (“‘A’ Ordinary Shares”, and together with the ADSs and the Ordinary Shares underlying such ADSs, the “Securities”) from the U.S. Securities and Exchange Commission (the “SEC”); and (iii) terminate its reporting obligations under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”).
Accordingly, the Company filled a Form 25 with the SEC on January 13, 2023 to delist its ADSs from the NYSE and the last trading day of the ADSs on the NYSE was January 23, 2023. Once the Company satisfies the conditions for deregistration, the Company will file a Form 15F with the SEC to deregister the Securities and to terminate its reporting obligations under the Exchange Act. Thereafter, all the Company’s reporting obligations under the Exchange Act will be suspended. The deregistration and termination of its reporting obligations under the Exchange Act is effective ninety (90) days after filing of the Company’s Form 15F.